TAXATION - Unrecognised Tax Losses (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	$ 1,891	$ 1,487	$ 1,790
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	62	0	48
Between one and two years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	54	85	187
Between two and five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	352	356	300
Later than five years and not later than twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	1,002	973	1,229
Later than twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	$ 421	$ 73	$ 26